Acquisitions and disposals - Summary of Cash Flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			£ (5)
Total net cash inflow/(outflow) from investing activities	£ (1,229)	£ (1,595)	(8,772)
Business acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(773)	(1,605)	(3,392)
Net deferred consideration paid	(57)	0	0
Cash and cash equivalents acquired/(divested)	25	148	284
Cash outflow inflow excluding transaction costs			(3,108)
Transaction costs	(5)	(17)	(79)
Total net cash inflow/(outflow) from investing activities	(810)	(1,474)	(3,187)
Business disposals
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	0	68
Net deferred consideration paid	(18)	(19)
Cash and cash equivalents acquired/(divested)	0	0
Transaction costs	0	0
Total net cash inflow/(outflow) from investing activities	£ (18)	£ 49
Business disposals - demerger
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			0
Net deferred consideration paid			0
Cash and cash equivalents acquired/(divested)			(933)
Cash outflow inflow excluding transaction costs			(933)
Transaction costs			(141)
Total net cash inflow/(outflow) from investing activities			(1,074)
Business disposals - other
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			0
Net deferred consideration paid			(34)
Cash and cash equivalents acquired/(divested)			(9)
Cash outflow inflow excluding transaction costs			(43)
Transaction costs			0
Total net cash inflow/(outflow) from investing activities			£ (43)